Provisions and contingent liabilities (Tables)	3 Months Ended
Jun. 30, 2018
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
CHF million	30.6.18	31.3.18	31.12.17
Provisions recognized under IAS 37	2,973	2,893	3,051
Provisions for off-balance sheet financial instruments[1]	76	72	33
Provisions for other credit lines[1]	35	35	0
Total provisions	3,084	2,999	3,084
1 Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 8 and 19 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

Disclosure of provisions recognized under IAS 37
CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restructuring	Real estate	Employee benefits[5]	Other	Total
Balance as of 31 December 2017	43	2,444	294	125	55	89	3,051
Balance as of 31 March 2018	41	2,331	257	126	54	83	2,893
Increase in provisions recognized in the income statement	5	154	30	0	1	2	192
Release of provisions recognized in the income statement	(1)	(13)	(25)	0	(2)	0	(40)
Provisions used in conformity with designated purpose	(4)	(94)	(37)	(2)	0	(4)	(141)
Capitalized reinstatement costs	0	0	0	(2)	0	0	(2)
Foreign currency translation / unwind of discount	0	64	6	1	0	0	71
Balance as of 30 June 2018	41	2,442	232[3]	123[4]	53	81	2,973
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 44 million as of 30 June 2018 (31 March 2018: CHF 41 million, 31 December 2017: CHF 54 million) and provisions for onerous lease contracts of CHF 183 million as of 30 June 2018 (31 March 2018: CHF 212 million, 31 December 2017: CHF 235 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 84 million as of 30 June 2018 (31 March 2018: CHF 86 million, 31 December 2017: CHF 86 million) and provisions for onerous lease contracts of CHF 39 million as of 30 June 2018 (31 March 2018: CHF 40 million, 31 December 2017: CHF 39 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.

Disclosure Of Legal Proceedings Provision Explanatory
Provisions for litigation, regulatory and similar matters by business division and Corporate Center unit[1]
CHF million	Global WealthManage-ment	Personal & Corporate Banking	AssetManage-ment	Investment Bank	CC –Services	CC –Group ALM	CC – Non-core and Legacy Portfolio	UBS
Balance as of 31 December 2017	555	79	1	345	240	0	1,224	2,444
Balance as of 31 March 2018	546	79	1	323	216	0	1,166	2,331
Increase in provisions recognized in the income statement	69	0	0	3	1	0	82	154
Release of provisions recognized in the income statement	(12)	0	0	0	0	0	0	(13)
Provisions used in conformity with designated purpose	(47)	(3)	0	(1)	0	0	(42)	(94)
Foreign currency translation / unwind of discount	11	0	0	9	0	0	45	64
Balance as of 30 June 2018	567	75	0	333	216	0	1,251	2,442
1 Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.